STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Valuation Assumptions
The fair value of options granted was determined using the following weighted-average assumptions as of grant date, for the years ended December 31:

	2017	2016
Risk-free interest rate	2.00%	1.57%
Expected term (in years)	6.46	6.50
Expected stock price volatility	18.54%	20.92%
Dividend yield	1.61%	2.13%

Schedule of Stock Option Activity
A summary of activity in the Plan during the years ended December 31 follows:

2017	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	340,377	$23.43	7.34	$194
Granted	159,598	27.80	9.40	480
Exercised	(7,033)	11.94	4.23	132
Forfeited	(21,500)	25.58	8.59	109
Balance, December 31, 2017	471,442	$24.98	7.30	$2,696

Exercisable at end of year	134,644	$23.60	5.85	$950

2016	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	314,391	$23.28	8.00	$137
Granted	49,500	23.58	9.38	21
Exercised	(3,014)	11.94	2.51	36
Forfeited	(20,500)	23.22	7.74	16
Balance, December 31, 2016	340,377	$23.43	7.34	$194

Exercisable at end of year	89,677	$22.61	6.45	$125

Schedule of Nonvested Stock Option Activity
A summary of nonvested activity in the Plan during the years ended December 31 follows:

2017	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	250,700	$23.73	7.65	$69
Granted	159,598	27.80	9.40	480
Vested	(54,500)	23.72	6.35	378
Forfeited	(19,000)	25.58	8.59	109
Balance, December 31, 2017	336,798	$25.54	7.88	$1,747

2016	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at beginning of year	267,200	$23.72	8.22	$—
Granted	49,500	23.58	9.38	21
Vested	(47,700)	23.72	6.95	14
Forfeited	(18,300)	23.22	7.74	16
Balance, December 31, 2016	250,700	$23.73	7.65	$69

Plan Information
Information related to the Plan is as follows for the year ended December 31:

	2017	2016
Intrinsic value of options exercised	$132	$36
Cash received from options exercised	84	36
Tax benefit realized from options exercised	—	—
Weighted average fair value of options granted	5.41	4.30